Employee Benefit Plans (The Projected Benefit Obligation, Accumulated Benefit Obligation, and Fair Value of Plan Assets for Pension Plans with ABO and PBO in Excess of Plan Assets) (Details)
In Millions
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Employee Benefit Plans
PBO	$ 2,582	¥ 213,653	¥ 215,761
ABO	2,555	211,425	212,183
Fair value of plan assets	1,459	120,727	122,632
PBO	2,582	213,653	215,761
ABO	2,555	211,425	212,183
Fair value of plan assets	$ 1,459	¥ 120,727	¥ 122,632